RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

27.	RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: SFL, Seadrill Limited, Seatankers Management Norway AS, Seatankers Management Co. Ltd, Golden Ocean, Alta Trading UK Limited (formerly known as Arcadia Petroleum Limited), Archer Limited, Flex LNG Ltd, Avance Gas and Front Ocean Management AS. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

SFL Transactions

SFL is the counterparty to two vessels we hold as Vessels Under Finance Lease, further information can be found in Note 18.

In February 2020, the Company agreed with SFL to terminate the long-term charter for the 2002-built VLCC Front Hakata upon the sale and delivery of the vessel by SFL to an unrelated third party. Frontline received a compensation payment of approximately $3.2 million from SFL for the termination of the current charter. The Company recognized a gain on termination, including the compensation payment, of $7.4 million in the first quarter of 2020. The charter with SFL terminated in February 2020. In conjunction with the termination of the lease, the Company settled the outstanding balances due under the notes payable in relation to the termination of the leases for Front Circassia, Front Page, Front Serenade, Front Stratus and Front Ariake of approximately $20.0 million. In the year ended December 31, 2020, the Company was charged $0.2 million (2019: $1.6 million) for interest expense in relation to these notes.

A summary of leasing transactions with SFL in the years ended December 31, 2021, 2020 and 2019 are as follows;

(in thousands of $)	2021	2020	2019
Charter hire paid (principal and interest)	7,830	8,248	11,745
Lease termination receipts	—	3,183	—
Lease interest expense	3,895	4,628	6,940
Contingent rental (income) expense	(3,606)	14,568	(2,607)
Remaining lease obligation	48,466	56,277	87,930

Contingent rental income in the year ended December 31, 2021 was primarily due to the fact that the actual profit share expense earned by SFL in 2021 of $0.3 million (2020: $18.7 million, 2019: $4.8 million) was $3.6 million less (2020: $14.6 million more, 2019: $2.2 million less) than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the Merger.

In January 2014, the Company commenced a pooling arrangement with SFL, between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright. In the year ended December 31, 2021, the Company recognized a gain of $0.3 million in relation to the pooling arrangement which is payable from SFL (2020: loss of $0.6 million, 2019: loss of $1.5 million).

In November 2021, the Company announced that it has entered into an agreement whereby the Company will sell four of its scrubber fitted LR2 tankers built in 2014 and 2015 for an aggregate sale price of $160.0 million to SFL Tanker Holding Ltd., a company related to Hemen, our largest shareholder. In December 2021, two vessels were delivered to the new owners. The remaining two vessels were delivered to the new owners in January 2022. The company recorded a gain on sale in relation to the first two vessels of $5.1 million in the year ended December 31, 2021.

Transactions with associated companies

In the year ended December 31, 2021, the investment in FMS Holdco remained unchanged from December 31, 2020. In the year ended December 31, 2020, a share of results of FMS Holdco of $5.0 million was recognized (2019: $1.7 million income). In the year ended December 31, 2021, the Company did not pay or accrue any amounts due to Clean Marine AS in relation to the installation of EGCS on its owned and leased vessels (2020: $8.6 million, 2019: $9.1 million).

The Company accounts for its 15% of the share capital of TFG Marine under the equity method. In the year ended December 31, 2021, a share of losses of TFG Marine of $0.7 million (2020: $0.6 million losses) was recognized. As a result of this transaction the Company advanced a shareholder loan of $1.5 million to TFG Marine. The Company subsequently converted $0.1 million of the shareholder loan to equity. The Company has also entered into a bunker supply arrangement with TFG Marine, under which it has paid $240.5 million (2020: $88.1 million) to TFG Marine in the year ended December 31, 2021 and $20.6 million (2020: $5.4 million) remains due as of December 31, 2021. The Company has also agreed to provide a $50.0 million guarantee in respect of the performance of its subsidiaries, and two subsidiaries of an affiliate of Hemen, under a bunker supply arrangement with TFG Marine. As of December 31, 2021 and 2020, there are no amounts payable under this guarantee. In addition, should TFG Marine be required to provide a parent company guarantee to its bunker suppliers or finance providers then for any guarantee that is provided by the Trafigura Group and becomes payable, the Company shall pay a pro-rata amount based on its share of the equity in TFG Marine. The maximum liability under this guarantee is $6.0 million and there are no amounts payable under this guarantee as of December 31, 2021 and 2020.

Transactions with other affiliates of Hemen

In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The Company repaid $60.0 million in the year ended December 31, 2020 and up to $215.0 million remained available and undrawn as of December 31, 2020. In November 2021, the Company extended the terms of the facility by 12 months to May 2023. In the year ended December 31, 2021, the Company drew down $149.7 million under the facility to finance installments for the six VLCCs under construction, the deposits on two 2019 built VLCCs and for general corporate purposes. $209.7 million (2020: $60.0 million) of the extended facility has been recorded as long-term debt as of December 31, 2021. In the year ended December 31, 2021, the Company recognized interest expense of $8.2 million (2020: $4.8 million, 2019: $8.9 million).

In the year ended December 31, 2021, the Company chartered five (2020: ten) of its vessels to an affiliate of Hemen, of which one was a time charter with an initial term of 8 months. The remaining charters had terms of less than 6 months. The Company recognized revenue of $2.9 million (2020: $49.1 million) in relation to these charters in the year ended December 31, 2021.
Summary

A summary of net amounts earned from (paid to) related parties for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in thousands of $)	2021	2020	2019
Seatankers Management Co. Ltd	1,810	7,844	18,878
SFL	2,555	2,112	1,591
Golden Ocean	3,912	5,630	6,851
Seatankers Management Norway AS	(461)	(515)	(705)
Alta Trading UK Limited	2,942	49,238	3,197
Seadrill Limited	277	348	367
Archer Limited	143	372	418
Flex LNG Ltd	1,637	1,289	1,195
Avance Gas	2,404	880	518
TFG Marine	786	557	—
Front Ocean Management AS	(252)	—	—
Other related parties	208	240	197

Amounts earned from other related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services and income interest income. Amounts paid to related parties comprise primarily rental for office space, support staff costs and guarantee fees.

Related party balances

A summary of balances due from related parties at December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
SFL	3,886	4,835
Seatankers Management Co. Ltd	1,546	3,578
Archer Limited	30	88
Golden Ocean	3,376	2,336
Seadrill Limited	625	25
Alta Trading UK Limited	280	1,263
Flex LNG Ltd	425	366
TFG Marine	199	16
Avance Gas	737	540
Front Ocean Management AS	402	—
Other related parties	170	208
	11,676	13,255

A summary of balances due to related parties at December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
SFL	6,878	8,978
Seatankers Management Co. Ltd	2,226	3,147
Golden Ocean	6,016	2,040
Flex LNG Ltd	191	143
TFG Marine	20,605	5,369
Avance Gas	334	176
	36,250	19,853